United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/09

Date of Reporting Period:  Quarter ended 2/28/09

Item 1.                      Schedule of Investments

Federated Capital Income Fund

Portfolio of Investments

February 28, 2009 (unaudited)

Shares or Principal Amount			Value
		COMMON STOCKS--28.3%
		Consumer Discretionary--1.9%
11,050		Fortune Brands, Inc.	$262,437
22,760		Gap (The), Inc.	245,580
8,000		Genuine Parts Co.	225,120
11,000		Hasbro, Inc.	251,790
27,335		Home Depot, Inc.	571,028
74,068		Leggett and Platt, Inc.	846,597
8,360		M.D.C. Holdings, Inc.	210,923
34,675		Macy's Inc.	272,892
65,390		Mattel, Inc.	774,218
5,195		McDonald's Corp.	271,439
57,125		Regal Entertainment Group	584,960
9,680		Stanley Works	259,037
119,990		Time Warner, Inc.	915,524
5,560		V.F. Corp.	288,564
		TOTAL	5,980,109
		Consumer Staples--3.4%
39,080		Altria Group, Inc.	603,395
38,320		Kimberly-Clark Corp.	1,805,255
11,260		Kraft Foods, Inc., Class A	256,503
17,090		PepsiCo, Inc.	822,713
37,510		Procter & Gamble Co.	1,806,857
7,270		Reynolds American, Inc.	244,127
46,890		Sysco Corp.	1,008,135
28,640		The Coca-Cola Co.	1,169,944
60,560		Wal-Mart Stores, Inc.	2,981,974
		TOTAL	10,698,903
		Energy--4.1%
13,485		BP PLC, ADR	517,285
49,155		Chevron Corp.	2,984,200
55,570		ConocoPhillips	2,075,539
4,300		Diamond Offshore Drilling, Inc.	269,352
13,095		ENI S.p.A, ADR	523,931
6,490		EnCana Corp.	255,511
34,120		Exxon Mobil Corp.	2,316,748
47,330		Marathon Oil Corp.	1,101,369
13,510		Occidental Petroleum Corp.	700,764
11,670		Royal Dutch Shell PLC	513,130
45,675	[1]	Southern Union Co.	612,502
40,700		Spectra Energy Corp.	529,100
16,470		Total SA, ADR	777,384
		TOTAL	13,176,815
		Financials--4.6%
32,630		Ace, Ltd.	1,191,321
17,645		American Express Co.	212,799
31,990		Bank of Hawaii Corp.	1,024,960
52,715		Chubb Corp.	2,057,994
26,185		Cullen Frost Bankers, Inc.	1,127,002
98,790		Hudson City Bancorp, Inc.	1,024,452
20,495		Invesco Ltd.	234,258
11,220		J.P. Morgan Chase & Co.	256,377
10,635		MetLife, Inc.	196,322
26,180		Morgan Stanley	511,557
147,725		New York Community Bancorp, Inc.	1,455,091
10,491		PNC Financial Services Group	286,824
8,605		PartnerRe Ltd.	532,650
32,840		The Bank of New York Mellon Corp.	728,063
74,720		The Travelers Cos, Inc.	2,701,128
23,425		Wells Fargo & Co.	283,443
20,175		WestAmerica Bancorp.	804,377
		TOTAL	14,628,618
		Health Care--4.5%
5,635		Abbott Laboratories	266,761
7,435		AstraZeneca Group PLC, ADR	234,872
47,150		Bristol-Myers Squibb Co.	868,031
70,115		Johnson & Johnson	3,505,750
22,650		Lilly (Eli) & Co.	665,457
40,480		Merck & Co., Inc.	979,616
13,640		Novartis AG, ADR	494,450
271,435		Pfizer, Inc.	3,341,365
96,840		Wyeth	3,953,009
		TOTAL	14,309,311
		Industrials--2.4%
10,105		3M Co.	459,373
26,945		ABB Ltd., ADR	324,687
19,880		CSX Corp.	490,638
9,340		Dover Corp.	232,940
14,545		Lockheed Martin Corp.	917,935
15,670		Norfolk Southern Corp.	497,052
36,960		Northrop Grumman Corp.	1,380,826
44,265		Republic Services, Inc.	880,874
10,110		Siemens AG, ADR	511,768
13,115		Union Pacific Corp.	492,075
12,795		United Parcel Service, Inc.	526,898
12,545		United Technologies Corp.	512,212
21,625		Waste Management, Inc.	583,875
		TOTAL	7,811,153
		Information Technology--1.7%
121,810		Intel Corp.	1,551,859
19,270		International Business Machines Corp.	1,773,418
120,135		Microsoft Corp.	1,940,180
47,160		Xerox Corp.	244,289
		TOTAL	5,509,746
		Materials--1.3%
16,015		Air Products & Chemicals, Inc.	740,694
16,715		Allegheny Technologies, Inc.	328,784
22,780		Bemis Co., Inc.	423,025
185,165		Gold Fields Ltd., ADR	1,884,980
7,390		PPG Industries, Inc.	229,533
40,535		Sealed Air Corp.	452,371
		TOTAL	4,059,387
		Telecommunication Services--2.8%
197,594		AT&T, Inc.	4,696,809
30,300		BCE, Inc.	592,971
76,270		Verizon Communications	2,175,983
74,665		Vodafone Group PLC, ADR	1,325,304
		TOTAL	8,791,067
		Utilities--1.6%
34,930		AGL Resources, Inc.	968,958
84,875		CenterPoint Energy, Inc.	875,910
36,505		Edison International	993,666
5,325		Exelon Corp.	251,446
11,250		FirstEnergy Corp.	478,800
7,105		Integrys Energy Group, Inc.	170,875
30,375		NiSource, Inc.	265,781
12,010		ONEOK, Inc.	268,303
7,650		P G & E Corp.	292,383
9,235		SCANA Corp.	278,251
6,550		Sempra Energy	272,284
		TOTAL	5,116,657
		TOTAL COMMON STOCKS (IDENTIFIED COST $111,815,364)	90,081,766
		CORPORATE BONDS--0.7%
		Basic Industry – Paper –0.6%
430,000		Louisiana-Pacific Corp., 8.875%, 08/15/2010	371,215
1,500,000		News America Holdings, Inc., Note, 8.150%, 10/17/2036	1,401,911
		TOTAL	1,773,126
		Communications Media Non-Cable--0.1%
360,000		Westvaco Corp., Sr. Deb., 7.500%, 06/15/2027	298,845
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,709,815)	2,071,971
		MUTUAL FUNDS--70.6%[2]
4,262,130		Emerging Markets Fixed Income Core Fund	73,582,053
4,174,590		Federated Mortgage Core Portfolio	41,453,680
20,637,034		High Yield Bond Portfolio	97,200,429
12,372,432	[3]	Prime Value Obligations Fund, Institutional Shares, 1.32%	12,372,432
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $268,339,504)	224,608,594
		TOTAL INVESTMENTS – 99.6% (IDENTIFIED COST $382,864,683)[4]	316,762,331
		OTHER ASSETS AND LIABILITIES – NET – 0.4%[5]	1,167,016
		TOTAL NET ASSETS – 100%	$317,929,347

1	Non-income producing security.
2	Affiliated companies.
3	7-Day net yield.
4
At February 28, 2009, the cost of investments for federal tax purposes was $383,016,391. The net unrealized depreciation of investments for federal tax purposes was $66,254,060. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,631,228 and net unrealized depreciation from investments for those securities having an excess of cost over value of $68,885,288.

5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2009.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
•	Shares of other mutual funds are valued based upon their reported NAVs.
•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures
The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds*	$ 314,690,360
Level 2 – Other Significant Observable Inputs	2,071,971
Level 3 – Significant Unobservable Inputs	---
Total	$ 316,762,331

*Emerging Markets Fixed Income Core Fund (EMCORE) is an affiliated limited partnership offered only to registered investment companies and other accredited investors. EMCORE invests primarily in emerging markets fixed-income securities.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

Federated Stock and California Muni Fund

Portfolio of Investments

February 28, 2009 (unaudited)

Shares or Principal Amount			Value
		COMMON STOCKS--33.4%
		Consumer Discretionary--2.2%
295		Fortune Brands, Inc.	$7,006
640		Gap (The), Inc.	6,906
225		Genuine Parts Co.	6,331
300		Hasbro, Inc.	6,867
725		Home Depot, Inc.	15,145
1,967		Leggett and Platt, Inc.	22,483
220		M.D.C. Holdings, Inc.	5,551
935		Macy's Inc.	7,358
1,735		Mattel, Inc.	20,542
145		McDonald's Corp.	7,576
1,565		Regal Entertainment Group	16,026
260		Stanley Works	6,958
3,280		Time Warner, Inc.	25,026
160		V.F. Corp.	8,304
		TOTAL	162,079
		Consumer Staples--4.0%
1,100		Altria Group, Inc.	16,984
1,040		Kimberly-Clark Corp.	48,994
311		Kraft Foods, Inc., Class A	7,085
470		PepsiCo, Inc.	22,626
1,060		Procter & Gamble Co.	51,060
205		Reynolds American, Inc.	6,884
1,320		Sysco Corp.	28,380
725		The Coca-Cola Co.	29,616
1,610		Wal-Mart Stores, Inc.	79,276
		TOTAL	290,905
		Energy--4.9%
370		BP PLC, ADR	14,193
1,335		Chevron Corp.	81,048
1,570		ConocoPhillips	58,640
115		Diamond Offshore Drilling, Inc.	7,204
360		ENI S.p.A, ADR	14,404
185		EnCana Corp.	7,283
905		Exxon Mobil Corp.	61,449
1,280		Marathon Oil Corp.	29,786
350		Occidental Petroleum Corp.	18,154
320		Royal Dutch Shell PLC	14,070
1,200	[1]	Southern Union Co.	16,092
1,040		Spectra Energy Corp.	13,520
435		Total SA, ADR	20,532
		TOTAL	356,375
		Financials--5.4%
870		Ace, Ltd.	31,764
485		American Express Co.	5,849
870		Bank of Hawaii Corp.	27,875
1,400		Chubb Corp.	54,656
715		Cullen Frost Bankers, Inc.	30,774
2,710		Hudson City Bancorp, Inc.	28,103
580		Invesco Ltd.	6,629
300		J.P. Morgan Chase & Co.	6,855
290		MetLife, Inc.	5,353
715		Morgan Stanley	13,971
4,045		New York Community Bancorp, Inc.	39,843
287		PNC Financial Services Group	7,847
235		PartnerRe Ltd.	14,547
900		The Bank of New York Mellon Corp.	19,953
2,045		The Travelers Cos, Inc.	73,927
616		Wells Fargo & Co.	7,454
535		WestAmerica Bancorp.	21,330
		TOTAL	396,730
		Health Care--5.4%
160		Abbott Laboratories	7,574
210		AstraZeneca Group PLC, ADR	6,634
1,280		Bristol-Myers Squibb Co.	23,565
1,830		Johnson & Johnson	91,500
640		Lilly (Eli) & Co.	18,803
1,140		Merck & Co., Inc.	27,588
370		Novartis AG, ADR	13,412
7,655		Pfizer, Inc.	94,233
2,650		Wyeth	108,173
		TOTAL	391,482
		Industrials--2.9%
265		3M Co.	12,047
740		ABB Ltd., ADR	8,917
540		CSX Corp.	13,327
250		Dover Corp.	6,235
385		Lockheed Martin Corp.	24,297
425		Norfolk Southern Corp.	13,481
980		Northrop Grumman Corp.	36,613
1,210		Republic Services, Inc.	24,079
280		Siemens AG, ADR	14,174
360		Union Pacific Corp.	13,507
340		United Parcel Service, Inc.	14,001
355		United Technologies Corp.	14,495
550		Waste Management, Inc.	14,850
		TOTAL	210,023
		Information Technology--2.0%
3,465		Intel Corp.	44,144
525		International Business Machines Corp.	48,316
3,180		Microsoft Corp.	51,357
1,250		Xerox Corp.	6,475
		TOTAL	150,292
		Materials--1.6%
430		Air Products & Chemicals, Inc.	19,887
785		Allegheny Technologies, Inc.	15,441
645		Bemis Co., Inc.	11,978
4,905		Gold Fields Ltd., ADR	49,933
225		PPG Industries, Inc.	6,988
1,150		Sealed Air Corp.	12,834
		TOTAL	117,061
		Telecommunication Services--3.2%
5,405		AT&T, Inc.	128,477
830		BCE, Inc.	16,243
2,015		Verizon Communications	57,488
1,970		Vodafone Group PLC, ADR	34,967
		TOTAL	237,175
		Utilities--1.8%
930		AGL Resources, Inc.	25,798
2,255		CenterPoint Energy, Inc.	23,272
970		Edison International	26,403
140		Exelon Corp.	6,611
295		FirstEnergy Corp.	12,555
175		Integrys Energy Group, Inc.	4,209
805		NiSource, Inc.	7,044
305		ONEOK, Inc.	6,814
205		P G & E Corp.	7,835
235		SCANA Corp.	7,081
175		Sempra Energy	7,275
		TOTAL	134,897
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,250,655)	2,447,019
		MUNICIPAL BONDS--61.2%
		California--61.2%
100,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Hamlin School), Revenue Bonds (Series 2007), 5.000%, 08/01/2037	61,243
200,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Institute on Aging), Insured Health Facility Revenue Bonds (Series 2008A), 5.650%, (GTD by California Mortgage Insurance), 08/15/2038	175,222
150,000		Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2007F), 5.000%, 04/01/2024	154,164
200,000		Beverly Hills, CA Unified School District, UT GO Bonds (Election 2002-Series B), 5.000%, 08/01/2027	201,962
200,000		California Health Facilities Financing Authority, (Sutter Health), Revenue Bonds (Series 2007A), 5.250%, 11/15/2046	176,060
100,000		California Health Facilities Financing Authority, (Sutter Health), Revenue Bonds (Series 2008A), 5.250%, 08/15/2022	101,113
100,000		California Infrastructure & Economic Development Bank, (Walt Disney Family Museum), Revenue Bonds (Series 2008), 5.000%, 02/01/2023	97,230
400,000		California State Department of Water Resources Power Supply Program, Revenue Bonds (Series 2008H), 5.000%, (FSA INS), 05/01/2022	415,916
300,000		California State, Refunding UT GO Bonds, 5.000%, 12/01/2017	315,228
100,000		California State, Various Purpose UT GO Bonds, 5.500%, 03/01/2026	101,632
100,000		California Statewide Communities Development Authority, (Daughters of Charity Health System), Revenue Bonds (Series 2005A), 5.250%, 07/01/2035	63,113
100,000		California Statewide Communities Development Authority, (Front Porch at Walnut Village), Revenue Bonds (Series 2007A), 5.125%, 04/01/2037	62,512
300,000		Chino Basin Desalter Authority, Desalter Revenue Refunding Bonds (Series 2008A), 5.000%, (Assured Guaranty Corp. INS), 06/01/2021	316,707
300,000		Eastern Municipal Water District of Riverside County, CA, Water & Sewer Revenue Fixed Rate COP (Series 2008H), 5.000%, 07/01/2026	300,423
300,000		Grossmont-Cuyamaca, CA Community College District, Refunding UT GO Bonds, 5.000%, (Assured Guaranty Corp. INS), 08/01/2020	327,225
300,000		Grossmont-Cuyamaca, CA Community College District, UT GO Bonds (Election 2002 Series 2005B), 5.000%, (United States Treasury PRF 8/1/2015@100), 08/01/2024	348,663
50,000		Irvine, CA Assessment District No. 04-20, Special Assessment Bonds (Group One), 5.000%, 09/02/2030	37,309
300,000		Los Angeles, CA Community College District, GO Bonds (2001 Election 2008 Series E-1), 5.000%, 08/01/2033	290,130
100,000		Los Angeles, CA Harbor Department, Revenue Refunding Bonds (Series 2001A), 5.000%, (AMBAC INS), 08/01/2025	100,132
200,000		Regents of the University of California Medical Center, Libor Floating Rate Index Bonds (Series 2007C-2), (MBIA Insurance Corp. INS), 1.56%, 05/15/2043	84,000
50,000		Roseville, CA Natural Gas Financing Authority, Gas Revenue Bonds (Series 2007), 5.000%, 02/15/2028	34,906
100,000		Sacramento, CA Unified School District, (Election of 2002, Series 2005), 5.000%, (MBIA Insurance Corp. INS), 07/01/2030	98,446
360,000		San Mateo, CA Union High School District, UT GO Bonds (Election 2006 Series A), 5.000%, 09/01/2020	392,404
60,000		University of California, (UCLA Medical Center), Hospital Revenue Bonds (Series 2004A), 5.000%, (United States Treasury PRF 5/15/2012@101), 05/15/2039	67,051
150,000		University of California, General Revenue Bonds (Series 2008L), 5.000%, 05/15/2025	153,027
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $4,780,497)	4,475,818
		SHORT-TERM MUNICIPALS--4.1%[2]
		California--4.1%
100,000		California Infastructure & Economic Development Bank, (Series 2005) Daily VRDNs (Asian Art Museum Fuoundaion of San Francisco), (MBIA Insurance Corp. INS, JPMorgan Chase Bank, N.A. LOC), 7.50%, 3/2/2009	100,000
100,000		California State, (Series 2004 A-1) Daily VRDNs, (Citibank, N.A., New York, LOCs, and CALSTRS California State Teacher Retirement System) 0.400%, 3/2/2009	100,000
100,000		Los Angeles, CA Department of Water & Power (Electric/Power System), (Series 2001 B-1) Weekly VRDNs, LIQ RBC CALSTR CALPERS, 0.350%, 3/5/2009	100,000
		TOTAL SHORT-TERM MUNICIPALS (AT COST)	300,000
		TOTAL INVESTMENTS --- 98.7% (IDENTIFIED COST $8,331,152)[3]	7,222,837
		OTHER ASSETS AND LIABILITIES – NET – 1.3%[4]	95,395
		TOTAL NET ASSETS --- 100%	$7,318,232

At February 28, 2009, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1	Non-income producing security.
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3
At February 28, 2009, the cost of investments for federal tax purposes was $8,331,107. The net unrealized depreciation of investments for federal tax purposes was $1,108,270. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $65,621 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,173,891.

4	Assets, other than investments insecurities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2009.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ 2,447,019
Level 2 – Other Significant Observable Inputs	4,775,818
Level 3 – Significant Unobservable Inputs	---
Total	$ 7,222,837

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
AMBAC	--American Municipal Bond Assurance Corporation
COP	--Certificate of Participation
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
INS	--Insured
LOC	--Letter of Credit
PRF	--Prerefunded
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Income Securities Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	April 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	April 20, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	April 20, 2009